Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended	164 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Aug. 31, 2009 Predecessor
Revenue
Product sales	$ 69,000	$ 0	$ 113,000	$ 0	$ 0	$ 0	$ 0	$ 1,390,112
License fees					0	0	0	260,000
Total revenue	69,000	0	113,000	0	0	0	0	1,650,112
Cost of sales	2,321,000	3,000	5,968,000	3,000	12,796	0	12,796	402,458
Gross profit (loss)	(2,252,000)	(3,000)	(5,855,000)	(3,000)	(12,796)	0	(12,796)	1,247,654
Selling, general and administrative expenses	2,632,000	3,817,000	9,594,000	9,258,000	12,795,476	6,105,352	21,464,920	77,118,046
Research and development expenses	426,000	1,893,000	1,294,000	5,111,000	7,170,520	5,486,319	14,480,035	56,250,327
Operating loss	(5,310,000)	(5,713)	(16,743,000)	(14,372,000)	(19,978,792)	(11,591,671)	(35,957,751)	(132,120,719)
Other income (expense)
Interest income					0	0	1	6,973,954
Reorganization items, net					0	3,303	(69,174)	72,850,160
Other income					0	244,479	244,479	316,338
Warrant income (expense)	14,545,000	10,622,000	17,192,000	815,000	(4,762,694)	(465,232)	(5,547,010)	0
Derivative revaluation income (expense)	1,894,000	2,316,000	(23,000)	(5,866,000)	(5,451,518)	0	(5,451,518)	0
Interest expense	(140,000)	(265,000)	(586,000)	(822,000)	(1,061,862)	(1,045,199)	(2,354,235)	(18,790,218)
Loss on extinguishment of debt	0	0	(4,421,000)	0
Income (loss) from continuing operations before income taxes	10,989,000	6,960,000	(4,581,000)	(20,245,000)	(31,254,866)	(12,854,320)	(49,135,208)	(70,770,485)
Income tax benefit	54,000	0	163,000	0	0	0	0	0
Income (loss) from continuing operations	11,043,000	6,960,000	(4,418,000)	(20,245,000)	(31,254,866)	(12,854,320)	(49,135,208)	(70,770,485)
Income (loss) from discontinued operations, net of tax	5,000	(49,000)	(1,000)	(8,000)	(94,475)	(25,313)	(128,271)	(46,351,159)
Gain on sale of discontinued operations, net of tax	443,000	0	443,000,000	0
Net Income (loss)	11,491	6,911	(3,976,000)	(20,253)	(31,349,341)	(12,879,633)	(49,263,479)	(117,121,644)
Deemed dividend associated with beneficial conversion					0	0	0	(11,423,824)
Preferred stock dividends					0	0	0	(1,589,861)
Net loss	11,491	6,911	(3,976)	(20,253)	(31,349,341)	(12,879,633)	(49,263,479)	(130,135,329)
Income (loss) from discontinued operations-
Basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net income (loss)
Basic	$ 0.12	$ 0.10	$ (0.04)	$ (0.40)
Diluted	$ (0.05)	$ (0.09)	$ (0.04)	$ (0.40)
Loss from continuing operations-basic and diluted					$ (0.57)	$ (0.69)	$ (1.46)	$ (3.97)
Loss from discontinued operations-basic and diluted					$ 0.00	$ 0.00	$ 0.00	$ (2.65)
Deemed dividend associated with beneficial conversion of preferred stock					$ 0.00	$ 0.00	$ 0.00	$ (0.65)
Preferred stock dividends					$ 0.00	$ 0.00	$ 0.00	$ (0.09)
Net loss per common share - basic and diluted					$ (0.57)	$ (0.69)	$ (1.46)	$ (7.36)
Comprehensive loss					$ (31,349,341)	$ (12,879,633)	$ (49,349,479)	$ (130,135,329)
Weighted average number of basic common shares outstanding	98,930,771	69,863,597	97,188,248	51,219,473
Weighted average number of diluted common shares outstanding	98,930,771	69,863,597	97,188,248	51,219,473
Weighted average number of basic and diluted common shares outstanding					54,857,520	18,757,756	33,664,124	17,678,219